Supplement dated January 6, 2012
To the Prospectuses dated May 1, 2008, as amended, for

NYLIAC Pinnacle Variable Universal Life Insurance
NYLIAC Pinnacle Survivorship Variable Universal Life Insurance

Investing in

NYLIAC Variable Universal Life Separate Account-I

This supplement amends the prospectuses (the “Prospectuses”) for the New York Life variable universal life policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement describes changes to the investment options available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

NYLIAC has filed an application for an order permitting the separate account referenced above to substitute shares of the Funds in Column A (“Existing Funds”) below with shares of the Funds in Column B (“Replacement Funds”) below.

Column A - Existing Funds	Column B - Replacement Funds
Van Eck VIP Global Hard Assets Fund — Initial Class	MainStay VP Van Eck Global Hard Assets Portfolio — Initial Class

Janus Aspen Balanced Portfolio — Institutional Shares	MainStay VP Janus Balanced Portfolio — Initial Class

MFS Utilities Series— Initial Class	MainStay VP MFS Utilities Portfolio — Initial Class

T. Rowe Price Equity Income Portfolio — I	MainStay VP T. Rowe Price Equity Income Portfolio — Initial Class

PIMCO Real Return Portfolio — Administrative Class	MainStay VP PIMCO Real Return Portfolio — Initial Class

Universal Institutional Funds, Inc. Emerging Markets Equity Portfolio — Class I	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio — Initial Class

Alger Small Cap Growth Portfolio — Class I-2 Shares	MainStay VP Eagle Small Cap Growth Portfolio — Initial Class

NYLIAC anticipates that the SEC will issue the order approving the foregoing substitutions in early February 2012. The effective date established for the substitutions is expected to be on or about February 17, 2012 (the “Effective Date”).

Prior to the Effective Date.  From the date of this supplement to the Effective Date, if you have allocations in the Existing Funds, you may transfer such allocations to any other available Allocation Alternative without any charge or limitation (except potentially harmful transfers (see “Limits on Transfers” in the Prospectus)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the Accumulation Unit values of the Investment Divisions as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see your Prospectus for information on how to complete transfers from the Existing Funds to other Investment Divisions that we currently offer.

Until the Effective Date, we will continue to process automatic transactions such as Dollar Cost Averaging and Automatic Asset Reallocations involving the Existing Funds unless you provide us with alternate allocation instructions. Also note that the Existing Funds will not accept new premium payment allocations or transfers as of the Effective Date. We have included a prospectus for the appropriate Replacement Funds along with this supplement. Each Replacement Fund will be available as an investment option after the Effective Date, even if the Existing Fund it replaced was closed to new investments.

On the Effective Date.  Any of your allocations that remain in the Existing Funds will be redeemed. Those redemptions will then be used to purchase Accumulation Units in the corresponding Replacement

Funds. All policyowners affected by the substitutions will receive a written confirmation of the transaction. The redemption and subsequent repurchase transactions required to effectuate the substitutions will not be treated as transfers that count toward the number of free transfers that may otherwise be made in a given Policy Year.

All expenses incurred in connection with the substitutions will be paid by NYLIAC or an affiliate. You will not incur any fees or charges or any tax liability because of the substitutions, and your Accumulation Value immediately prior to the Effective Date will be equal to your Accumulation Value immediately after the Effective Date. There will also be no change to your policy’s death benefit as a result of the substitutions.

After the Effective Date.  Immediately following the Effective Date, the Existing Funds will no longer be available as investment options under the policies. In addition, for the thirty (30) days following the Effective Date, you may transfer all or a portion of your Accumulation Value out of a Replacement Fund to another Allocation Alternative without any charge or limitation (except potentially harmful transfers (see “Limits on Transfers” in the Prospectus)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the Accumulation Unit values as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy.

We will also continue to process automatic transactions after the Effective Date, except that allocations previously processed to or from the Existing Funds will be processed to or from the corresponding Replacement Funds.

A complete list of the investment options that are available under your policy, other than the Replacement Funds, is set forth in the Prospectus for your policy. You may obtain a copy of the Prospectus for your policy by calling (800) 598-2019. Information regarding the Replacement Funds, including the investment objectives, policies, risks and fees and expenses, is contained in the Replacement Funds’ prospectuses included with this supplement.

New York Life Insurance and Annuity Corporation
(A Delaware Corporation)
51 Madison Avenue
New York, New York 10010

Supplement dated January 6, 2012
To the Statement of Additional Information dated May 1, 2008, as amended, for

NYLIAC Pinnacle Variable Universal Life Insurance
NYLIAC Pinnacle Survivorship Variable Universal Life Insurance

Investing in

NYLIAC Variable Universal Life Separate Account-I

This supplement amends the Statement of Additional Information (the “SAI”) for the New York Life variable universal life policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement describes changes to the investment options available under such policies. You should read this information carefully and retain this supplement for future reference together with the SAI. This supplement is not valid unless it is read in conjunction with the SAI. All capitalized terms used but not defined herein have the same meaning as those included in the SAI.

NYLIAC has filed an application for an order permitting the separate account referenced above to substitute shares of the Funds in Column A (“Existing Funds”) below with shares of the Funds in Column B (“Replacement Funds”) below.

Column A - Existing Funds	Column B - Replacement Funds
Van Eck VIP Global Hard Assets Fund — Initial Class	MainStay VP Van Eck Global Hard Assets Portfolio — Initial Class

Janus Aspen Balanced Portfolio — Institutional Shares	MainStay VP Janus Balanced Portfolio — Initial Class

MFS Utilities Series— Initial Class	MainStay VP MFS Utilities Portfolio — Initial Class

T. Rowe Price Equity Income Portfolio — I	MainStay VP T. Rowe Price Equity Income Portfolio — Initial Class

PIMCO Real Return Portfolio — Administrative Class	MainStay VP PIMCO Real Return Portfolio — Initial Class

Universal Institutional Funds, Inc. (“UIF”) Emerging Markets Equity Portfolio — Class I	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio — Initial Class

Alger Small Cap Growth Portfolio — Class I-2 Shares	MainStay VP Eagle Small Cap Growth Portfolio — Initial Class

NYLIAC anticipates that the SEC will issue the order approving the substitutions in early February 2012. The effective date established for the substitutions is expected to be on or about February 17, 2012 (the “Effective Date”).

Prior to the Effective Date.  From the date of this supplement to the Effective Date, if you have allocations in the Existing Funds, you may transfer such allocations to any other available Allocation Alternative without any charge or limitation (except potentially harmful transfers (see “Limits on Transfers” in your prospectus)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the Accumulation Unit values of the Investment Divisions as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in your prospectus. Please see your prospectus for information on how to complete transfers from the Existing Funds to other Investment Divisions that we currently offer.

Until the Effective Date, we will continue to process automatic transactions such as Dollar Cost Averaging and Automatic Asset Reallocations involving the Existing Funds unless you provide us with alternate allocation instructions. Also note that the Existing Funds will not accept new premium payment allocations or transfers as of the Effective Date. We have included a prospectus for the appropriate Replacement Funds along with this supplement. Each Replacement Fund will be available as an investment option after the Effective Date, even if the Existing Fund it replaced was closed to new investments.

On the Effective Date.  Any of your allocations that remain in the Existing Funds will be redeemed. Those redemptions will then be used to purchase Accumulation Units in the corresponding Replacement Funds. All policyowners affected by the substitutions will receive a written confirmation of the transaction.

The redemption and subsequent repurchase transactions required to effectuate the substitutions will not be treated as transfers that count toward the number of free transfers that may otherwise be made in a given Policy Year.

All expenses incurred in connection with the substitutions will be paid by NYLIAC or an affiliate. You will not incur any fees or charges or any tax liability because of the substitutions, and your Accumulation Value immediately prior to the Effective Date will be equal to your Accumulation Value immediately after the Effective Date. There will also be no change to your policy’s death benefit as a result of the substitutions.

After the Effective Date.  Immediately following the Effective Date, the Existing Funds will no longer be available as investment options under the policies. In addition, for the thirty (30) days following the Effective Date, you may transfer all or a portion of your Accumulation Value out of a Replacement Fund to another Allocation Alternative without any charge or limitation (except potentially harmful transfers (see “Limits on Transfers” in your prospectus)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the Accumulation Unit values as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in your prospectus.

We will also continue to process automatic transactions after the Effective Date, except that allocations previously processed to or from the Existing Funds will be processed to or from the corresponding Replacement Funds.

A complete list of the investment options that are available under your policy, other than the Replacement Funds, is set forth in the SAI. You may obtain a copy of the SAI for your policy by calling (800) 598-2019. Information regarding the Replacement Funds, including the investment objectives, policies, risks and fees and expenses, is contained in the Replacement Funds’ prospectuses included with this supplement.

New York Life Insurance and Annuity Corporation
(A Delaware Corporation)
51 Madison Avenue
New York, New York 10010